SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Intangible assets [member]
IfrsStatementLineItems [Line Items]
Beginning Balance		$ (3,303,471)
Increase (decrease) through business combinations, deferred tax liability (asset)
Deferred tax expense (income) recognised in profit or loss		3,303,471
Deferred tax liability (asset)
Beginning Balance		3,303,471
Deferred tax liability (asset)
Propert plant and equipment non current assets [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	(112)	595,911
Increase (decrease) through business combinations, deferred tax liability (asset)	(1,292,894)	(795,115)
Deferred tax expense (income) recognised in profit or loss	134,776	199,092
Deferred tax liability (asset)	(1,158,230)	(112)
Beginning Balance	112	(595,911)
Deferred tax liability (asset)	1,158,230	112
Other non current asset [member]
IfrsStatementLineItems [Line Items]
Beginning Balance		6,933
Increase (decrease) through business combinations, deferred tax liability (asset)
Deferred tax expense (income) recognised in profit or loss	(7,248)	(6,933)
Deferred tax liability (asset)	(7,248)
Beginning Balance		(6,933)
Deferred tax liability (asset)	7,248
Non current asset [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	(112)	(2,700,627)
Increase (decrease) through business combinations, deferred tax liability (asset)	(1,292,894)	(795,115)
Deferred tax expense (income) recognised in profit or loss	127,528	3,495,630
Deferred tax liability (asset)	(1,165,478)	(112)
Beginning Balance	112	2,700,627
Deferred tax liability (asset)	1,165,478	112
Receivables [member]
IfrsStatementLineItems [Line Items]
Beginning Balance
Increase (decrease) through business combinations, deferred tax liability (asset)
Deferred tax expense (income) recognised in profit or loss
Deferred tax liability (asset)
Beginning Balance
Deferred tax liability (asset)
Prepaid expenses current assets [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	1,444	333,551
Increase (decrease) through business combinations, deferred tax liability (asset)	220,787
Deferred tax expense (income) recognised in profit or loss	(223,587)	(332,107)
Deferred tax liability (asset)	(1,356)	1,444
Beginning Balance	(1,444)	(333,551)
Deferred tax liability (asset)	1,356	(1,444)
Other current asset [member]
IfrsStatementLineItems [Line Items]
Beginning Balance		986,367
Increase (decrease) through business combinations, deferred tax liability (asset)
Deferred tax expense (income) recognised in profit or loss		(986,367)
Deferred tax liability (asset)
Beginning Balance		(986,367)
Deferred tax liability (asset)
Current asset [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	1,444	1,319,918
Increase (decrease) through business combinations, deferred tax liability (asset)	220,787
Deferred tax expense (income) recognised in profit or loss	(223,587)	(1,318,474)
Deferred tax liability (asset)	(1,356)	1,444
Beginning Balance	(1,444)	(1,319,918)
Deferred tax liability (asset)	1,356	(1,444)
Income in advance current liabilities [member]
IfrsStatementLineItems [Line Items]
Beginning Balance		408,206
Increase (decrease) through business combinations, deferred tax liability (asset)	109,489	33,663
Deferred tax expense (income) recognised in profit or loss	(109,775)	(441,869)
Deferred tax liability (asset)	(286)
Beginning Balance		(408,206)
Deferred tax liability (asset)	286
Tax losses current liabilities [member]
IfrsStatementLineItems [Line Items]
Beginning Balance		(1,307,820)
Increase (decrease) through business combinations, deferred tax liability (asset)	679,935	761,452
Deferred tax expense (income) recognised in profit or loss	(422,943)	546,368
Deferred tax liability (asset)	256,992
Beginning Balance		1,307,820
Deferred tax liability (asset)	(256,992)
Net deferred tax and liabilities [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	(1,332)	(2,280,323)
Increase (decrease) through business combinations, deferred tax liability (asset)	(275,130)
Deferred tax expense (income) recognised in profit or loss	(633,702)	2,281,655
Deferred tax liability (asset)	(907,500)	(1,332)
Beginning Balance	1,332	2,280,323
Deferred tax liability (asset)	907,500	1,332
Depreciation [member]
IfrsStatementLineItems [Line Items]
Beginning Balance
Increase (decrease) through business combinations, deferred tax liability (asset)
Deferred tax expense (income) recognised in profit or loss
Deferred tax liability (asset)
Beginning Balance
Deferred tax liability (asset)